Revenue Recognition - Summary of Revenues and Cost of Sales (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) location	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disaggregation of Revenue
Sales	$ 56,612	$ 25,390	$ 118,625	$ 102,486	$ 58,351
Cost of sales	54,604	22,918	107,369	93,780	52,708
Gross Profit	$ 2,008	2,472	$ 11,256	8,706	5,643
Number Of Retail Hub Locations	11		10
Retail vehicle sales
Disaggregation of Revenue
Sales	$ 50,383	21,042	$ 104,253	90,382	53,448
Cost of sales	48,917	19,555	96,983	84,534	48,523
Gross Profit	1,466	1,487	7,270	5,848	4,925
Wholesale vehicle sales
Disaggregation of Revenue
Sales	4,568	3,311	9,984	8,454	3,153
Cost of sales	5,687	3,363	10,386	9,246	4,185
Gross Profit	$ (1,119)	$ (52)	$ (402)	$ (792)	$ (1,032)